Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2019	Sep. 30, 2018
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 3,864	$ 3,823
Rental deposits	[2]	1,017	923
Deposit of sole distributor agreement	[3]		655
Long-term capitalized commission fees	[4]	3,251
Long-term receivables		1,540
Others		420	986
Other Assets, Miscellaneous, Total		$ 10,092	$ 6,387

[1]	Long-term prepaid expenses represent golf club membership fees. Such fees is amortized over ten years and which is recorded as general and administrative expenses on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
[3]	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current deposits since the contract is longer than a year. The deposit was returned to the Group during the year ended September 30, 2019.
[4]	Long-term capitalized commission fees primarily consist of the long-term incremental sales commission relating to obtaining the customers contract as described in Note 2.